InfraCap Equity Income Fund ETF
Schedule of Investments (Unaudited)
August 31, 2023
	Shares	Value
Common Stocks — 96.33%
Aerospace & Defense — 2.72%
RTX Corp.(a)(b)	15,360	$1,321,574

Banks — 8.46%
Citigroup, Inc.(b)	14,523	599,655
Citizens Financial Group, Inc.(b)	22,408	630,337
Huntington Bancshares, Inc.(b)	20,028	222,111
PNC Financial Services Group, Inc.(b)	3,718	448,874
Truist Financial Corp.(a)(b)	30,202	922,671
U.S. Bancorp(a)(b)	35,407	1,293,417
		4,117,065
Beverages — 1.78%
Coca-Cola Co.(a)(b)	7,913	473,435
PepsiCo, Inc.(a)	2,202	391,780
		865,215
Biotechnology — 1.61%
AbbVie, Inc.	2,548	374,454
Amgen, Inc.(a)	1,600	410,144
		784,598
Capital Markets — 3.79%
AllianceBernstein Holding LP(a)(b)	35,988	1,114,548
Morgan Stanley(a)(b)	8,552	728,203
		1,842,751
Chemicals — 2.89%
Dow, Inc.(a)(b)	25,739	1,404,320

Consumer Staples Distribution & Retail — 0.81%
Sysco Corp.	1,000	69,650
Walmart, Inc.(a)(b)	2,003	325,708
		395,358
Containers & Packaging — 1.45%
International Paper Co.(a)(b)	20,259	707,444

Diversified REITs — 1.47%
Global Net Lease, Inc.(b)	63,013	715,198

Diversified Telecommunication Services — 2.71%
AT&T, Inc.(a)(b)	31,829	470,751
Verizon Communications, Inc.(a)(b)	24,212	846,936
		1,317,687
Electric Utilities — 10.28%
Duke Energy Corp.(a)(b)	8,299	736,951
Edison International(a)(b)	11,417	786,060
NRG Energy, Inc.(a)(b)	33,730	1,266,561
Southern Co.(a)(b)	32,635	2,210,368
		4,999,940
Electrical Equipment — 0.81%
Emerson Electric Co.(a)	4,000	393,000

Food Products — 1.92%
Kraft Heinz Co.(a)(b)	28,300	936,447

Gas Utilities — 0.83%
Northwest Natural Holding Co.(b)	10,250	402,620

Health Care Equipment & Supplies — 0.02%
Medtronic PLC(c)	100	8,150

Health Care Providers & Services — 2.66%
UnitedHealth Group, Inc.(a)	2,713	1,292,962

Health Care REITs — 0.88%
Healthcare Realty Trust, Inc.(b)	24,551	430,134

Hotels, Restaurants & Leisure — 5.85%
Bloomin' Brands, Inc.(b)	50,000	1,403,000
Darden Restaurants, Inc.(b)	907	141,048
McDonald's Corp.(a)	2,608	733,239
Red Rock Resorts, Inc.(b)	13,000	571,090
		2,848,377
Household Products — 0.57%
Colgate-Palmolive Co.	200	14,694
Procter & Gamble Co.(a)	1,701	262,532
		277,226
Industrial Conglomerates — 1.16%
Honeywell International, Inc.(a)	3,000	563,820

Insurance — 0.19%
Prudential Financial, Inc.	1,000	94,670

IT Services — 0.60%
International Business Machines Corp.(a)	1,997	293,220

Machinery — 0.69%
Caterpillar, Inc.	1,200	337,356

Mortgage Real Estate Investment Trusts (REITs) — 2.90%
AGNC Investment Corp.(a)(b)	76,147	754,617
Annaly Capital Management, Inc.(a)(b)	32,359	655,917
		1,410,534
Multi-Utilities — 0.99%
Algonquin Power & Utilities Corp.(b)(c)	4,100	30,996
Dominion Energy, Inc.(b)	9,364	454,529
		485,525
Office Real Estate Investment Trusts (REITs) — 6.52%
Alexandria Real Estate Equities, Inc.(a)(b)	4,000	465,360
Boston Properties, Inc.(a)(b)	22,040	1,471,610
Kilroy Realty Corp.(b)	33,406	1,234,352
		3,171,322
Oil, Gas & Consumable Fuels — 15.38%
Chevron Corp.(a)(b)	3,192	514,231
Devon Energy Corp.	72	3,678
Enbridge, Inc.(a)(b)(c)	39,199	1,375,101
Energy Transfer LP(a)(b)	54,120	728,996
EOG Resources, Inc.(a)(b)	1,157	148,813
Exxon Mobil Corporation	36	4,003
Kinder Morgan, Inc.(a)(b)	80,782	1,391,066
Magellan Midstream Partners LP(b)	5,111	339,473
New Fortress Energy, Inc.(b)	35,149	1,091,025
Phillips 66(b)	1,368	156,171
Pioneer Natural Resources Co.(a)(b)	5,548	1,320,036
Shell PLC(c)	1,000	62,090
TC Energy Corp.(a)(b)(c)	6,398	231,096
Williams Cos., Inc.(a)(b)	3,203	110,600
		7,476,379
Personal Care Products — 0.47%
Kenvue, Inc.(a)(b)	9,956	229,493

Pharmaceuticals — 2.49%
Johnson & Johnson(a)(b)	6,158	995,626
Merck & Co., Inc.(a)	100	10,898
Pfizer, Inc.(a)(b)	5,822	205,982
		1,212,506
Retail REITs — 3.70%
Federal Realty Investment Trust	1,834	179,622
NNN REIT, Inc.(a)(b)	11,549	454,915
Realty Income Corp.(b)	12,777	716,023
Simon Property Group, Inc.	1,710	194,068
Spirit Realty Capital, Inc.(b)	6,643	256,486
		1,801,114
Semiconductors & Semiconductor Equipment — 0.19%
Broadcom, Inc.(a)	100	92,289

Software — 0.14%
Microsoft Corp.	204	66,863

Specialized REITs — 2.62%
American Tower Corp.(b)	1,578	286,123
Crown Castle, Inc.(b)	5,866	589,533
Digital Realty Trust, Inc.	1,000	131,720
EPR Properties(b)	6,000	268,680
		1,276,056
Tobacco — 5.01%
Altria Group, Inc.(a)	28,500	1,260,270
Philip Morris International, Inc.(a)(b)	12,252	1,176,927
		2,437,197
Wireless Telecommunication Services — 1.77%
Vodafone Group PLC(a)(b)(c)	92,339	860,599
Total Common Stocks (Cost $50,267,649)		46,869,009

Preferred Stocks — 22.34%
AGNC Investment Corp., 7.75%, Series G, 1/15/2171(d)(e)	20,500	462,480
Babcock & Wilcox Enterprises, Inc., 7.75%, Series A(e)	50,274	905,435
Chimera Investment Corp., 8.00%, Series B, 3/30/2024(d)(e)	24,190	517,666
Crestwood Equity Partners LP, 9.25%, Series(e)	25,394	247,592
DigitalBridge Group, Inc., 7.13%, Series H(e)	36,409	779,517
Energy Transfer LP, 10.36%, Series D(e)	7,889	200,302
FTAI Aviation Ltd., 8.25%, Series A(c)(e)	46,577	1,138,342
Global Net Lease, Inc., 6.88%, Series B(d)(e)	23,127	447,739
New York Mortgage Trust, Inc., 8.00%, Series D(d)(e)	48,300	1,001,259
NuStar Energy LP, 11.15%, Series B(e)	11,663	307,902
Rithm Capital Corp., 6.38%, Series C, 8/15/2170(d)(e)	26,159	541,753
RLJ Lodging Trust, 1.95%, Series A(d)(e)	43,626	1,052,695
RPT Realty, 7.25%, Series D(d)(e)	11,154	589,712
SCE Trust III, 5.75%, Series H, 3/15/2024(e)	33,675	815,609
Textainer Group Holdings Ltd., 6.25%, Series B(c)(e)	35,673	715,244
U.S. Bancorp, 6.59%, Series A(e)	100	76,400
United States Cellular Corp., 5.50%, 3/1/2070	28,398	502,928
United States Cellular Corp., 5.50%, 6/1/2070	18,688	325,171
United States Cellular Corp., 6.25%, 9/1/2069	11,941	227,715
Vornado Realty Trust, 5.25%, Series N, 11/24/2025(d)(e)	1,000	14,980
Total Preferred Stocks (Cost $11,209,436)		10,870,441

Convertible Preferred Stocks — 9.13%
AES Corp., 6.88%, 2/15/2024	6,833	488,901
Algonquin Power & Utilities Corp., 7.75%, 6/15/2024(c)(d)	52,021	1,393,643
EPR Properties, 9.00%, Series E(e)	8,694	232,651
New York Community Capital Trust V, 6.00%, 11/1/2051	17,304	677,452
NextEra Energy, Inc., 6.93%, 9/1/2025	26,500	1,120,950
UGI Corp., 7.25%, 6/1/2024	8,693	531,403
Total Convertible Preferred Stocks (Cost $5,013,081)		4,445,000

Money Market Funds — 0.00%
First American Government Obligations Fund, Class X, 5.01%(f)	2,000	2,000
Total Money Market Funds (Cost $2,000)		2,000

Total Investments (Cost $66,492,166) — 127.80%		62,186,450
Liabilities in Excess of Other Assets — (27.80)%		(13,523,506)
Total Net Assets — 100.00%		$48,662,944

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of security has been committed as collateral. The total value of assets committed as collateral as of August 31, 2023 is $37,033,031
(c)	Foreign issued security.
(d)	Non-income producing security.
(e)	Perpetual maturity.
(f)	The rate quoted is the annualized seven-day effective yield as of August 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

InfraCap Equity Income Fund ETF
Schedule of Written Options (Unaudited)
August 31, 2023

WRITTEN OPTIONS	Contracts	Notional Amount	Value
Call
AGNC Investment Corp. (a)
Exercise Price: $11.00, Expiration: 09/15/2023	(310)	$(307,210)	$(155)
Exercise Price: $12.00, Expiration: 09/15/2023	(60)	(59,460)	(30)
Exercise Price: $13.00, Expiration: 09/15/2023	(200)	(198,200)	(200)
Exercise Price: $11.00, Expiration: 12/15/2023	(150)	(148,650)	(1,050)
Exercise Price: $12.00, Expiration: 12/15/2023	(320)	(317,120)	(640)
Exercise Price: $11.00, Expiration: 01/19/2024	(100)	(99,100)	(1,150)
Exercise Price: $12.00, Expiration: 01/19/2024	(100)	(99,100)	(400)
Alexandria Real Estate Equities, Inc. (a)
Exercise Price: $150.00, Expiration: 10/20/2023	(50)	(581,700)	(750)
AllianceBernstein Holding LP (a)
Exercise Price: $40.00, Expiration: 10/20/2023	(240)	(743,280)	(1,200)
Exercise Price: $35.00, Expiration: 11/17/2023	(110)	(340,670)	(3,025)
Altria Group, Inc. (a)
Exercise Price: $44.00, Expiration: 09/01/2023	(200)	(884,400)	(5,600)
Exercise Price: $44.00, Expiration: 09/08/2023	(100)	(442,200)	(4,450)
Exercise Price: $44.00, Expiration: 09/15/2023	(100)	(442,200)	(5,150)
Exercise Price: $45.00, Expiration: 09/15/2023	(200)	(884,400)	(2,500)
Exercise Price: $45.00, Expiration: 09/29/2023	(110)	(486,420)	(1,595)
Exercise Price: $45.00, Expiration: 10/06/2023	(100)	(442,200)	(1,750)
Annaly Capital Management, Inc. (a)
Exercise Price: $23.00, Expiration: 10/20/2023	(310)	(628,370)	(1,085)
Exercise Price: $23.00, Expiration: 01/19/2024	(100)	(202,700)	(1,400)
AT&T, Inc. (a)
Exercise Price: $15.00, Expiration: 09/01/2023	(100)	(147,900)	(250)
Exercise Price: $17.00, Expiration: 09/15/2023	(100)	(147,900)	(50)
Exercise Price: $15.00, Expiration: 09/22/2023	(100)	(147,900)	(1,850)
Exercise Price: $16.00, Expiration: 10/20/2023	(200)	(295,800)	(2,000)
Boston Properties, Inc. (a)
Exercise Price: $75.00, Expiration: 12/15/2023	(10)	(66,770)	(1,675)
Exercise Price: $80.00, Expiration: 12/15/2023	(10)	(66,770)	(825)
Chevron Corp. (a)
Exercise Price: $170.00, Expiration: 09/08/2023	(30)	(483,300)	(90)
Exercise Price: $175.00, Expiration: 09/08/2023	(50)	(805,500)	(50)
Exercise Price: $167.50, Expiration: 09/15/2023	(50)	(805,500)	(1,675)
Exercise Price: $185.00, Expiration: 09/15/2023	(60)	(966,600)	(60)
Exercise Price: $170.00, Expiration: 09/29/2023	(10)	(161,100)	(595)
Exercise Price: $195.00, Expiration: 12/15/2023	(70)	(1,127,700)	(1,925)
Coca-Cola Co. (a)
Exercise Price: $64.00, Expiration: 09/01/2023	(50)	(299,150)	(25)
Exercise Price: $63.00, Expiration: 09/08/2023	(70)	(418,810)	(70)
Exercise Price: $63.00, Expiration: 09/22/2023	(40)	(239,320)	(300)
Exercise Price: $63.00, Expiration: 09/29/2023	(60)	(358,980)	(150)
Exercise Price: $62.00, Expiration: 10/06/2023	(100)	(598,300)	(1,400)
Dow, Inc. (a)
Exercise Price: $60.00, Expiration: 09/15/2023	(100)	(545,600)	(150)
Exercise Price: $62.50, Expiration: 09/15/2023	(200)	(1,091,200)	(300)
Exercise Price: $60.00, Expiration: 09/22/2023	(130)	(709,280)	(325)
Exercise Price: $60.00, Expiration: 09/29/2023	(100)	(545,600)	(450)
Exercise Price: $60.00, Expiration: 10/13/2023	(100)	(545,600)	(1,200)
Exercise Price: $60.00, Expiration: 10/20/2023	(100)	(545,600)	(1,750)
Exercise Price: $62.50, Expiration: 12/15/2023	(100)	(545,600)	(3,450)
Duke Energy Corp. (a)
Exercise Price: $100.00, Expiration: 09/15/2023	(50)	(444,000)	(125)
Exercise Price: $100.00, Expiration: 10/20/2023	(10)	(88,800)	(100)
Exercise Price: $105.00, Expiration: 10/20/2023	(20)	(177,600)	(100)
Edison International (a)
Exercise Price: $75.00, Expiration: 10/20/2023	(120)	(826,200)	(2,700)
Exercise Price: $80.00, Expiration: 01/19/2024	(10)	(68,850)	(450)
Emerson Electric Co. (a)
Exercise Price: $100.00, Expiration: 09/08/2023	(20)	(196,500)	(350)
Exercise Price: $100.00, Expiration: 09/15/2023	(30)	(294,750)	(1,425)
Exercise Price: $101.00, Expiration: 09/22/2023	(30)	(294,750)	(1,575)
Enbridge, Inc. (a)
Exercise Price: $37.50, Expiration: 10/20/2023	(10)	(35,080)	(125)
Exercise Price: $40.00, Expiration: 10/20/2023	(100)	(305,800)	(250)
Exercise Price: $45.00, Expiration: 10/20/2023	(110)	(385,880)	(275)
Energy Transfer LP (a)
Exercise Price: $13.00, Expiration: 09/01/2023	(100)	(134,700)	(4,750)
Exercise Price: $13.00, Expiration: 09/08/2023	(100)	(134,700)	(5,000)
Exercise Price: $13.00, Expiration: 09/15/2023	(100)	(134,700)	(5,250)
Exercise Price: $13.50, Expiration: 09/22/2023	(100)	(134,700)	(1,800)
Exercise Price: $13.50, Expiration: 09/29/2023	(110)	(148,170)	(2,475)
EOG Resources, Inc. (a)
Exercise Price: $136.00, Expiration: 09/01/2023	(10)	(128,620)	(25)
Fifth Third Bancorp (a)
Exercise Price: $31.00, Expiration: 11/17/2023	(40)	(106,200)	(800)
Honeywell International, Inc. (a)
Exercise Price: $190.00, Expiration: 09/01/2023	(20)	(375,880)	(200)
Exercise Price: $190.00, Expiration: 09/08/2023	(10)	(187,940)	(700)
Exercise Price: $192.50, Expiration: 09/15/2023	(10)	(187,940)	(650)
Exercise Price: $195.00, Expiration: 09/22/2023	(10)	(187,940)	(525)
International Business Machines Corp. (a)
Exercise Price: $148.00, Expiration: 09/01/2023	(10)	(146,830)	(105)
Exercise Price: $149.00, Expiration: 09/08/2023	(10)	(146,830)	(245)
Exercise Price: $150.00, Expiration: 09/22/2023	(10)	(146,830)	(720)
International Paper Co. (a)
Exercise Price: $35.00, Expiration: 09/15/2023	(50)	(174,600)	(2,375)
Exercise Price: $37.50, Expiration: 09/15/2023	(60)	(209,520)	(150)
Exercise Price: $37.50, Expiration: 10/20/2023	(100)	(349,200)	(2,000)
Johnson & Johnson (a)
Exercise Price: $172.50, Expiration: 09/01/2023	(10)	(161,680)	(5)
Exercise Price: $180.00, Expiration: 09/01/2023	(10)	(161,680)	(10)
Exercise Price: $182.50, Expiration: 09/01/2023	(40)	(646,720)	(40)
Exercise Price: $172.50, Expiration: 09/08/2023	(30)	(485,040)	(75)
Exercise Price: $185.00, Expiration: 09/08/2023	(10)	(161,680)	(15)
Exercise Price: $170.00, Expiration: 09/15/2023	(30)	(485,040)	(585)
Exercise Price: $172.50, Expiration: 09/15/2023	(20)	(323,360)	(250)
Exercise Price: $175.00, Expiration: 09/22/2023	(40)	(646,720)	(680)
Exercise Price: $170.00, Expiration: 09/29/2023	(40)	(646,720)	(2,100)
Exercise Price: $175.00, Expiration: 09/29/2023	(10)	(161,680)	(205)
Exercise Price: $170.00, Expiration: 10/06/2023	(40)	(646,720)	(2,920)
Exercise Price: $175.00, Expiration: 10/06/2023	(10)	(161,680)	(295)
Exercise Price: $175.00, Expiration: 10/13/2023	(50)	(808,400)	(2,150)
Kenvue, Inc. (a)
Exercise Price: $25.00, Expiration: 09/01/2023	(14)	(32,270)	(35)
Exercise Price: $25.00, Expiration: 09/08/2023	(110)	(253,550)	(275)
Exercise Price: $25.00, Expiration: 09/15/2023	(100)	(230,500)	(750)
Exercise Price: $25.00, Expiration: 09/22/2023	(110)	(253,550)	(1,375)
Exercise Price: $25.00, Expiration: 10/20/2023	(200)	(461,000)	(8,000)
KeyCorp (a)
Exercise Price: $13.00, Expiration: 09/15/2023	(30)	(33,990)	(75)
Exercise Price: $13.00, Expiration: 10/20/2023	(120)	(135,960)	(2,100)
Kinder Morgan, Inc. (a)
Exercise Price: $18.00, Expiration: 09/01/2023	(200)	(344,400)	(100)
Exercise Price: $18.00, Expiration: 09/15/2023	(200)	(344,400)	(500)
Exercise Price: $19.00, Expiration: 09/15/2023	(100)	(172,200)	(50)
Exercise Price: $18.50, Expiration: 09/29/2023	(200)	(344,400)	(500)
Exercise Price: $19.00, Expiration: 12/15/2023	(300)	(516,600)	(3,150)
Kraft Heinz Co. (a)
Exercise Price: $37.50, Expiration: 09/15/2023	(50)	(165,450)	(75)
Exercise Price: $36.00, Expiration: 09/22/2023	(10)	(33,090)	(25)
Exercise Price: $36.00, Expiration: 09/29/2023	(30)	(99,270)	(105)
Exercise Price: $37.50, Expiration: 10/20/2023	(170)	(562,530)	(510)
Exercise Price: $40.00, Expiration: 10/20/2023	(100)	(330,900)	(250)
Exercise Price: $42.50, Expiration: 10/20/2023	(60)	(198,540)	(120)
McDonald's Corp. (a)
Exercise Price: $295.00, Expiration: 09/01/2023	(10)	(281,150)	(15)
Exercise Price: $295.00, Expiration: 09/08/2023	(10)	(281,150)	(80)
Exercise Price: $292.50, Expiration: 09/15/2023	(10)	(281,150)	(120)
Exercise Price: $295.00, Expiration: 09/15/2023	(9)	(253,035)	(76)
Exercise Price: $295.00, Expiration: 09/22/2023	(10)	(281,150)	(180)
Merck & Co., Inc. (a)
Exercise Price: $111.00, Expiration: 09/01/2023	(10)	(108,980)	(30)
Morgan Stanley (a)
Exercise Price: $100.00, Expiration: 09/01/2023	(20)	(170,300)	(10)
Exercise Price: $98.00, Expiration: 09/08/2023	(20)	(170,300)	(50)
Exercise Price: $99.00, Expiration: 09/08/2023	(40)	(340,600)	(100)
Exercise Price: $100.00, Expiration: 09/15/2023	(30)	(255,450)	(45)
Exercise Price: $99.00, Expiration: 09/22/2023	(30)	(255,450)	(90)
Exercise Price: $92.00, Expiration: 09/29/2023	(20)	(170,300)	(340)
Exercise Price: $95.00, Expiration: 09/29/2023	(40)	(340,600)	(240)
Exercise Price: $95.00, Expiration: 10/20/2023	(20)	(170,300)	(580)
Exercise Price: $100.00, Expiration: 10/20/2023	(20)	(170,300)	(210)
NNN REIT, Inc. (a)
Exercise Price: $50.00, Expiration: 09/15/2023	(70)	(275,730)	(175)
NRG Energy, Inc. (a)
Exercise Price: $38.00, Expiration: 09/15/2023	(60)	(225,300)	(3,450)
PepsiCo, Inc. (a)
Exercise Price: $192.50, Expiration: 09/01/2023	(10)	(177,920)	(15)
Exercise Price: $190.00, Expiration: 09/15/2023	(10)	(177,920)	(25)
Exercise Price: $190.00, Expiration: 09/22/2023	(20)	(355,840)	(130)
Exercise Price: $190.00, Expiration: 09/29/2023	(30)	(533,760)	(375)
Exercise Price: $190.00, Expiration: 10/06/2023	(10)	(177,920)	(175)
Exercise Price: $195.00, Expiration: 10/20/2023	(10)	(177,920)	(185)
Pfizer, Inc. (a)
Exercise Price: $38.50, Expiration: 09/01/2023	(40)	(141,520)	(40)
Philip Morris International, Inc. (a)
Exercise Price: $96.00, Expiration: 09/01/2023	(20)	(192,120)	(750)
Exercise Price: $97.00, Expiration: 09/01/2023	(10)	(96,060)	(75)
Exercise Price: $97.00, Expiration: 09/08/2023	(10)	(96,060)	(375)
Exercise Price: $97.00, Expiration: 09/15/2023	(10)	(96,060)	(700)
Exercise Price: $97.50, Expiration: 09/15/2023	(10)	(96,060)	(500)
Pioneer Natural Resources Co. (a)
Exercise Price: $242.50, Expiration: 09/01/2023	(10)	(237,930)	(75)
Exercise Price: $245.00, Expiration: 09/08/2023	(10)	(237,930)	(300)
Exercise Price: $247.50, Expiration: 09/15/2023	(10)	(237,930)	(550)
Exercise Price: $250.00, Expiration: 09/22/2023	(10)	(237,930)	(675)
RTX Corp. (a)
Exercise Price: $91.00, Expiration: 09/01/2023	(40)	(344,160)	(40)
Exercise Price: $92.00, Expiration: 09/08/2023	(30)	(258,120)	(45)
Exercise Price: $93.00, Expiration: 09/22/2023	(40)	(344,160)	(380)
Exercise Price: $92.00, Expiration: 09/29/2023	(50)	(430,200)	(700)
Exercise Price: $91.00, Expiration: 10/06/2023	(50)	(430,200)	(1,650)
Exercise Price: $91.00, Expiration: 10/13/2023	(30)	(258,120)	(1,275)
Southern Co. (a)
Exercise Price: $71.00, Expiration: 09/01/2023	(60)	(406,380)	(150)
Exercise Price: $70.00, Expiration: 09/08/2023	(110)	(745,030)	(550)
Exercise Price: $71.00, Expiration: 09/08/2023	(60)	(406,380)	(300)
Exercise Price: $72.50, Expiration: 09/15/2023	(1)	(6,773)	(5)
Exercise Price: $72.00, Expiration: 09/22/2023	(60)	(406,380)	(450)
Exercise Price: $73.00, Expiration: 09/29/2023	(70)	(474,110)	(350)
Exercise Price: $72.00, Expiration: 10/06/2023	(50)	(338,650)	(750)
Exercise Price: $72.50, Expiration: 10/20/2023	(50)	(338,650)	(1,250)
Exercise Price: $75.00, Expiration: 11/17/2023	(60)	(406,380)	(1,350)
TC Energy Corp. (a)
Exercise Price: $45.00, Expiration: 11/17/2023	(15)	(54,180)	(75)
Exercise Price: $50.00, Expiration: 11/17/2023	(10)	(36,120)	(25)
Truist Financial Corp. (a)
Exercise Price: $30.00, Expiration: 09/15/2023	(100)	(305,500)	(10,500)
U.S. Bancorp (a)
Exercise Price: $40.00, Expiration: 09/15/2023	(100)	(365,300)	(250)
Exercise Price: $40.00, Expiration: 09/22/2023	(100)	(365,300)	(750)
UnitedHealth Group, Inc. (a)
Exercise Price: $487.50, Expiration: 09/01/2023	(10)	(476,580)	(155)
Exercise Price: $497.50, Expiration: 09/01/2023	(10)	(476,580)	(30)
Exercise Price: $500.00, Expiration: 09/01/2023	(10)	(476,580)	(25)
Exercise Price: $530.00, Expiration: 09/01/2023	(10)	(476,580)	(15)
Exercise Price: $505.00, Expiration: 09/08/2023	(10)	(476,580)	(120)
Exercise Price: $510.00, Expiration: 09/08/2023	(10)	(476,580)	(110)
Exercise Price: $535.00, Expiration: 09/08/2023	(10)	(476,580)	(30)
Exercise Price: $505.00, Expiration: 09/15/2023	(10)	(476,580)	(555)
Exercise Price: $545.00, Expiration: 09/22/2023	(10)	(476,580)	(150)
Exercise Price: $555.00, Expiration: 09/22/2023	(10)	(476,580)	(140)
Exercise Price: $560.00, Expiration: 09/29/2023	(10)	(476,580)	(185)
Exercise Price: $565.00, Expiration: 09/29/2023	(10)	(476,580)	(180)
Exercise Price: $525.00, Expiration: 10/06/2023	(10)	(476,580)	(605)
Exercise Price: $535.00, Expiration: 10/13/2023	(10)	(476,580)	(755)
Exercise Price: $560.00, Expiration: 10/20/2023	(10)	(476,580)	(390)
Verizon Communications, Inc. (a)
Exercise Price: $44.00, Expiration: 10/20/2023	(100)	(349,800)	(200)
Exercise Price: $45.00, Expiration: 10/20/2023	(220)	(769,560)	(550)
Vodafone Group PLC (a)
Exercise Price: $13.00, Expiration: 10/20/2023	(200)	(186,400)	(500)
Exercise Price: $14.00, Expiration: 10/20/2023	(310)	(288,920)	(2,480)
Exercise Price: $15.00, Expiration: 10/20/2023	(100)	(93,200)	(200)
Walmart, Inc. (a)
Exercise Price: $160.00, Expiration: 09/01/2023	(10)	(162,610)	(2,740)
Exercise Price: $160.00, Expiration: 09/08/2023	(10)	(162,610)	(3,025)
Williams Cos., Inc. (a)
Exercise Price: $33.00, Expiration: 09/15/2023	(30)	(103,590)	(4,950)
			(164,986)
Put
Altria Group, Inc. (a)
Exercise Price: $44.00, Expiration: 09/08/2023	(100)	(442,200)	(1,800)
Exercise Price: $44.00, Expiration: 09/15/2023	(100)	(442,200)	(8,400)
Amgen, Inc. (a)
Exercise Price: $252.50, Expiration: 09/01/2023	(10)	(256,340)	(115)
Exercise Price: $250.00, Expiration: 09/08/2023	(5)	(128,170)	(235)
Broadcom, Inc. (a)
Exercise Price: $830.00, Expiration: 09/01/2023	(3)	(276,867)	(165)
Exercise Price: $840.00, Expiration: 09/08/2023	(5)	(461,445)	(1,088)
Edison International (a)
Exercise Price: $67.50, Expiration: 09/15/2023	(10)	(68,850)	(450)
Emerson Electric Co. (a)
Exercise Price: $95.00, Expiration: 09/01/2023	(30)	(294,750)	(375)
Exxon Mobil Corp. (a)
Exercise Price: $110.00, Expiration: 09/01/2023	(10)	(111,190)	(130)
Honeywell International, Inc. (a)
Exercise Price: $185.00, Expiration: 09/01/2023	(30)	(563,820)	(150)
Exercise Price: $187.50, Expiration: 09/08/2023	(20)	(375,880)	(2,350)
McDonald's Corp. (a)
Exercise Price: $280.00, Expiration: 09/01/2023	(10)	(281,150)	(355)
Merck & Co., Inc. (a)
Exercise Price: $104.00, Expiration: 09/01/2023	(10)	(108,980)	(30)
Exercise Price: $105.00, Expiration: 09/01/2023	(10)	(108,980)	(35)
Exercise Price: $107.00, Expiration: 09/08/2023	(10)	(108,980)	(325)
Exercise Price: $106.00, Expiration: 09/15/2023	(10)	(108,980)	(605)
Exercise Price: $107.00, Expiration: 09/15/2023	(10)	(108,980)	(870)
Philip Morris International, Inc. (a)
Exercise Price: $85.00, Expiration: 09/15/2023	(60)	(576,360)	(300)
Exercise Price: $93.00, Expiration: 09/22/2023	(10)	(96,060)	(350)
Procter & Gamble Co. (a)
Exercise Price: $149.00, Expiration: 09/01/2023	(10)	(154,340)	(25)
Exercise Price: $152.50, Expiration: 09/08/2023	(20)	(308,680)	(650)
Williams Cos., Inc. (a)
Exercise Price: $34.50, Expiration: 09/01/2023	(60)	(207,180)	(600)
			(19,403)
Total Written Options (Premiums received $354,593)			$(184,389)

(a)	100 shares per contract.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2023:

InfraCap Equity Income Fund ETF
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stock(1)	$46,869,009	$–	$–	$46,869,009
Convertible Preferred Stocks(1)	4,445,000	–	–	4,445,000
Preferred Stock(1)	10,870,441	–	–	10,870,441
Money Market Funds	2,000	–	–	2,000
	$62,186,450	$–	$–	$62,186,450
Liabilities
Written Options	$–	$(184,389)	$–	$(184,389)
	$–	$(184,389)	$–	$(184,389)

(1)	See the Schedule of Investments for industry classifications.

For the period ended August 31, 2023, there were no transfers into or out of Level 3 securities.